Discontinued Operations (Tables)	12 Months Ended
May. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

(in millions)	Fiscal Year
	May 31, 2015	May 25, 2014	May 26, 2013
Sales	$400.4	$2,472.1	$2,630.9

Restaurant and marketing expenses	353.0	2,134.1	2,212.4
Depreciation and amortization	0.2	124.6	116.4
Other costs and expenses (1)	(810.7)	78.1	54.8
Earnings before income taxes	857.9	135.3	247.3
Income tax expense	344.8	32.3	72.7
Earnings from discontinued operations, net of tax	$513.1	$103.0	$174.6

(1)	Amounts for fiscal year ended May 31, 2015 include the gain recognized on the sale of Red Lobster.

The following table presents the carrying amounts of the major classes of assets and liabilities associated with the restaurants reported as discontinued operations and classified as held for sale on our accompanying consolidated balance sheets.

(in millions)	May 31, 2015	May 25, 2014
Current assets	$—	$241.0
Land, buildings and equipment, net	32.9	1,084.8
Other assets	—	64.5
Total assets	$32.9	$1,390.3

Current liabilities	$—	$130.6
Other liabilities	—	84.9
Total liabilities	$—	$215.5